Significant Accounting Judgements, Estimates and Assumptions	12 Months Ended
Dec. 31, 2023
Disclosure Of Accounting Judgements And Estimates [Abstract]
Significant Accounting Judgements, Estimates and Assumptions	Significant Accounting Judgments, Estimates and Assumptions
Judgments, estimates and assumptions are continually evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The preparation of financial statements in conformity with IFRS requires management to use judgment in applying its accounting policies and estimates and assumptions about future events that affect the amounts reported in the financial statements and related notes to the financial statements. Judgments and estimates are continuously evaluated and are based on management’s best knowledge of the relevant facts and circumstances, having regard to prior experience, but actual results may differ significantly from the amounts included in the financial statements.

a)Significant judgments in the application of accounting policies

Areas of judgment that have the most significant effect on the amounts recognized in the financial statements are as follows:

Exploration and evaluation assets

Management is required to apply judgment in determining whether technical feasibility and commercial viability can be demonstrated for mineral properties. The technical feasibility and commercial viability is based on management’s evaluation of the geological properties of a mineral deposit based on information obtained through evaluation activities, including metallurgical testing, resource and reserve estimates and economic assessment of whether the mineral deposit can be mined economically. Once technical feasibility and commercial viability of a mineral property can be demonstrated, exploration costs will be assessed for impairment and reclassified to development projects within mineral properties.
4.    Significant Accounting Judgments, Estimates and Assumptions (cont.)
b)Significant accounting estimates and assumptions

The areas which require management to make significant estimates and assumptions in determining carrying values include:

Mineral reserves and resources

The Company’s mineral reserves and resources are estimated based on information compiled by the Company’s qualified persons. Mineral reserves and resources are used in the calculation of amortization and depletion, for the purpose of calculating any impairment charges, and for forecasting the timing of the payment of shutdown, restoration, and clean-up costs.

In assessing the life of a mine for accounting purposes, mineral reserves and resources are only taken into account where there is a high degree of confidence of economic extraction. There are numerous uncertainties inherent in estimating mineral reserves and resources, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Mineral reserves and resource estimates may vary as a result of changes in the price of gold, production costs and with additional knowledge of the mineral deposits and mining conditions. Changes in the measured and indicated and inferred mineral resources estimates may impact the carrying value of property, plant and equipment, reclamation and remediation obligations, recognition of deferred tax amounts and depreciation, depletion and amortization.

The mineral properties balance is amortized using the units-of-production method over the expected operating life of the mine based on estimated recoverable ounces of gold, which are the prime determinants of the life of a mine. Estimated recoverable ounces are based on proven and probable reserves and estimates mineable mineral resource balances. Changes in these estimates will result in changes to the amortization charges over the remaining life of the operation. A change in reserves and resources would change amortization expense, and this could have a material impact on the operating results.

Depreciation

Significant judgment is involved in the determination of useful lives and residual values for the computation of depreciation and no assurance can be given that actual useful lives and residual values will not differ significantly from current assumptions.

Indicators of Impairment

The carrying amounts of property, plant and equipment, E&E assets, development assets and operating assets are assessed for any impairment indicators such as events or changes in circumstances which indicate that the carrying value may not be recoverable. If there are indicators of impairment, an exercise is undertaken to determine whether the carrying amounts are in excess of their recoverable amount.

The Company considers both internal and external sources of information in assessing whether there are any indications that long-lived assets are impaired. External sources of information the Company considers include changes in the market, economic and legal environment in which the Company operates that are not within its control and affect the recoverable amount of its long-lived assets. Internal sources of information the Company considers include the manner in which property, plant and equipment are being used or are expected to be used, and in respect of long-lived assets, the right to explore in the specific area has or will expire in the future and is not expected to be renewed, substantive expenditures are neither budgeted or planned, exploration has not led to the discovery of commercially viable quantities of mineral resources or sufficient data exists that although development of a specific area is likely to proceed, the carrying amount of the assets is unlikely to be recovered.

If any such indication exists, the Company estimates the recoverable amount of the asset to determine the extent of the impairment. Where it is not possible to estimate the recoverable amount of an individual asset, an estimate of the recoverable amount of the cash generating unit to which the asset belongs is used. The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre‐tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If it is estimated that the recoverable amount of an asset is less than its carrying amount, impairment loss is recognized in profit or loss for the period. Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash generating unit) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash generating unit) in prior years. Reversals of impairment are recognized immediately in profit or loss.
4.    Significant Accounting Judgments, Estimates and Assumptions (cont.)
Impairment
Value in use is determined based on discounted cash flow models taking into consideration estimates of the quantities of the reserves and mineral resources, future production levels, future gold and silver prices, and future cash costs of production, capital expenditure, shutdown, restoration and environmental clean-up, excluding future expansions or development projects. Assumptions used are specific to the Company and the discount rate applied in the value in use test is based on the Company’s estimated pre-tax weighted average cost of capital with appropriate adjustment for the risks associated with the relevant cash flows, to the extent that such risks are not reflected in the forecasted cash flows.
When evaluating fair value less costs of disposal, fair value is determined based on the amount that could be obtained in an arm’s length transaction and generally uses a discounted cash flow model based on the present value of estimated future cash flows, including future expansions or development projects. In a fair value less costs of disposal analysis the assumptions used are those that a market participant would be expected to apply. Where a discounted cash flow model is not applicable in the valuation of the asset (for exploration projects), the fair value less cost of disposal is estimated using the market multiples approach based on comparable public companies and transactions in similar jurisdictions.

Provision for decommissioning

The Company assesses its provision for decommissioning when new material information becomes available. Mining and exploration activities are subject to various laws and regulations governing the protection of the environment. In general, these laws and regulations are continually changing, and the Company has made, and intends to make in the future, expenditures to comply with such laws and regulations.

Accounting for reclamation and remediation obligations requires management to make estimates of the future costs the Company will incur to complete the decommissioning work required to comply with existing laws and regulations at each mining operation. Actual costs incurred may differ from those amounts estimated. Future changes to environmental laws and regulations could also change the extent of reclamation and remediation work required to be performed by the Company. Changes in future costs could materially impact the amounts charged to operations for such obligations and to mineral properties. The provision represents management’s best estimate of the present value of the future decommissioning obligation. Actual future expenditures may differ from the amounts currently provided.

Fair values of financial liabilities

The Gold Notes and warrants are recorded at FVTPL. Fair values of Gold Notes have been determined based on a valuation methodology that captures all the features in a set of partial differential equations that are then solved numerically to arrive at the value of these financial instruments. The fair value estimates are based on numerous assumptions including, but not limited to, commodity prices, time value, volatility factors, risk-free rates and credit spreads. The fair value estimates may differ from actual fair values and these differences may be significant and could have a material impact on the Company’s financial position and results of operations. Fair values of listed warrants have been determined using quoted market prices in active markets of the underlying securities. Fair values of unlisted warrants have been determined using a liquidity discount from the Black-Scholes value of the listed warrants, which is consistent with the discount that the market has applied for trading prices in comparison to the Black-Scholes valuation of the listed warrants.
Deferred revenue

Judgment was required in determining the accounting for the PMPA between Aris Holdings, Aris Mining, and Wheaton Precious Metals International Ltd. (“WPMI”) which has been reported as deferred revenue.

Streaming arrangements are accounted for as contract liabilities (deferred revenue) in accordance with IFRS 15. These contracts are not financial instruments because they will be satisfied through the delivery of non-financial items (i.e. delivery of gold and silver ounces), rather than cash or financial assets. Under the Marmato PMPA (Note 12), Aris Holdings is required to satisfy the performance obligations through the delivery of gold and silver, and revenue will be recognised over the duration of the contract as Aris Holdings satisfies its obligation to deliver gold and silver ounces.
4.    Significant Accounting Judgments, Estimates and Assumptions (cont.)

The deferred revenue will be recognised as revenue in profit or loss proportionally based on the metal ounces delivered in relation to the expected total metal ounces to be delivered over the life of the mine. Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognized as revenue. Any changes in the estimates are accounted for as a cumulative catch-up in the year that the estimates above change.

Key inputs into the estimate of the amount of deferred revenue that should be recognized are as follows:

Valuation Inputs	Description

Financing Rate	IFRS 15 requires the Company to recognise a notional financing charge due to the significant time delay between receiving the upfront streaming payment and satisfying the related performance obligations.
Long-term commodities price curves	Estimates of the long-term commodities prices are estimated in order to calculate the expected revenue value per ounce to be recognized from deferred revenue for each delivery to WPMI.
Life of Mine Production	Life of mine production is estimated giving consideration to IFRS 15 requirements constraining estimates of variable consideration and therefore is based on the approved life of mine and the portion of mineral resources anticipated to be converted to mineral reserves and mined.
Timing of construction milestones	The expected timing for when the Company will achieve the construction milestone requirements for the additional funding from WPMI have been estimated based on the prefeasibility study.
IFRS 3 – Business Combination
Judgment was required in determining the acquirer in the acquisition of Aris Gold. Aris Mining has been identified as the acquirer in the acquisition of Aris Gold and the Company has accounted for the Transaction as a business combination. In identifying Aris Mining as the acquirer for accounting purposes, the Company took into consideration the voting rights of all equity instruments, the corporate governance structure of the combined company, the composition of senior management of the combined company and the size of each of the companies. In assessing the size of each of the companies, the Company evaluated various metrics, including, but not limited to: market capitalization; assets; cash provided by operating activities; sales; net earnings; and mineral reserves and resources. No single factor was the sole determinant in the overall conclusion that Aris Mining is the acquirer for accounting purposes; rather all factors were considered in arriving at such conclusion.